Summary of Significant Accounting Policies - Schedule of Basic and Diluted Loss Per Class A Ordinary Shares (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Interest income	$ 11	$ 1,125,994	$ 329,261	$ 3,085,067
Net income (loss)	(8,819)	(461,734)	290,990	2,595,287
Interest income		1,125,994	328,731	3,081,753
Common Class A [Member]
Net income (loss) attributable to holders of ordinary shares		$ 1,125,994	$ 329,261	$ 3,081,753
Basic and diluted weighted average shares outstanding of ordinary shares	0	20,000,000	10,000,000	20,000,000
Basic and diluted net income (loss) per share		$ 0.06	$ 0.03	$ 0.15
Common Class B [Member]
Net income (loss) attributable to holders of ordinary shares	$ (8,819)	$ (1,587,728)	$ (38,271)	$ (486,466)
Basic and diluted weighted average shares outstanding of ordinary shares	5,000,000 [1]	5,000,000	5,000,000	5,000,000
Basic and diluted net income (loss) per share	$ 0.00	$ (0.32)	$ (0.01)	$ (0.10)

[1]	Excludes an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On March 29, 2018, the over-allotment option expired, and 750,000 Class B ordinary shares were forfeited.